Summary of significant transactions - Terms of the equity investment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2019	Nov. 06, 2019	Aug. 28, 2019
Summary Of Significant Transaction [line items]
Average exercise price warrants		€ 28.75
Percentage Of Ownership Following Approval By EGM	29.90%
Warrant B
Summary Of Significant Transaction [line items]
Multiplier used to calculate exercise price per share	120.00%
Initial Warrant Term	5 years
Volume of days	30 days
Average exercise price warrants	€ 140.59
Gilead
Summary Of Significant Transaction [line items]
Share Holding Percentage	25.35%		25.84%	25.10%	22.04%
Gilead | Warrant B
Summary Of Significant Transaction [line items]
Value of warrant B	€ 10,000.00